Fair Value Measurements (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

We classify financial assets and liabilities according to the fair value hierarchy. Financial assets and liabilities classified as level 1 instruments are valued based on quoted prices in active markets for identical assets and liabilities. Level 2 instruments are valued based on quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices, such as liquidity, that are observable for the asset or liability. These instruments include derivative instruments that are valued using market quotations from independent price reporting agencies, third-party broker quotes and price curves derived from commodity exchange postings that are corroborated with market data. Level 3 instruments are valued based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. We do not have any financial assets or liabilities classified as level 3 at March 31, 2015 or December 31, 2014.

Our financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. Additionally, our financial liabilities include obligations for Renewable Identification Numbers (“RINs”) and cap and trade emission credits for the state of California (together with RINs, our “Environmental Credit Obligations”). See Note 6 for further information on our derivative instruments. Our Environmental Credit Obligations represent the estimated fair value amount at each balance sheet date for which we do not have sufficient RINs and California cap and trade credits to satisfy our obligations to the U.S. Environmental Protection Agency (“EPA”) and the state of California, respectively. RINs are assigned to biofuels produced or imported into the U.S. as required by the EPA, which sets annual quotas for the percentage of biofuels that must be blended into transportation fuels consumed in the U.S. As a producer of petroleum transportation fuels, we are required to blend biofuels into the products we produce at a rate that will meet the EPA’s quota. We must purchase RINs in the open market to satisfy the requirement if we are unable to blend at that rate. Our liability for cap and trade emission credits for the state of California represent the deficit of credits to satisfy emission reduction requirements mandated in California’s Assembly Bill 32 for each period which stationary or transportation fuel carbon emissions exceed the level allowed by the regulation.

Financial assets and liabilities recognized at fair value in our condensed consolidated balance sheets by level within the fair value hierarchy were as follows (in millions):

	March 31, 2015
	Level 1	Level 2	Level 3	Netting and Collateral (a)	Total
Assets:
Commodity Futures Contracts	$772	$14	$—	$(675)	$111
Commodity OTC Swap Contracts	—	2	—	—	2
Commodity Forward Contracts	—	2	—	—	2
Total Assets	$772	$18	$—	$(675)	$115

Liabilities:
Commodity Futures Contracts	$738	$13	$—	$(749)	$2
Commodity Forward Contracts	—	1	—	—	1
Environmental Credit Obligations	—	37	—	—	37
Total Liabilities	$738	$51	$—	$(749)	$40

	December 31, 2014
	Level 1	Level 2	Level 3	Netting and Collateral (a)	Total
Assets:
Commodity Futures Contracts	$1,165	$36	$—	$(1,136)	$65
Commodity Forward Contracts	—	3	—	—	3
Total Assets	$1,165	$39	$—	$(1,136)	$68

Liabilities:
Commodity Futures Contracts	$1,011	$14	$—	$(1,024)	$1
Commodity OTC Swap Contracts	—	1	—	—	1
Commodity Forward Contracts	—	1	—	—	1
Environmental Credit Obligations	—	20	—	—	20
Total Liabilities	$1,011	$36	$—	$(1,024)	$23
________________

(a)
Certain of our derivative contracts, under master netting arrangements, include both asset and liability positions. We offset both the fair value amounts and any related cash collateral amounts recognized for multiple derivative instruments executed with the same counterparty when there is a legally enforceable right and an intention to settle net or simultaneously. As of March 31, 2015, we had provided cash collateral amounts of $74 million related to our unrealized derivative positions. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions.

We believe the carrying value of our other financial instruments, including cash and cash equivalents, receivables, accounts payable and certain accrued liabilities approximate fair value. Our fair value assessment incorporates a variety of considerations, including the short-term duration of the instruments (less than one percent of our trade receivables and payables are outstanding for greater than 90 days), and the expected future insignificance of bad debt expense, which includes an evaluation of counterparty credit risk. The borrowings under the Tesoro Corporation revolving credit facility (the “Revolving Credit Facility”), the TLLP senior secured revolving credit agreement (the “TLLP Revolving Credit Facility”) and our term loan credit facility agreement (the “Term Loan Credit Facility”), which include variable interest rates, approximate fair value. The fair value of our fixed rate debt is based on prices from recent trade activity and is categorized in level 2 of the fair value hierarchy. The carrying values of our debt were approximately $4.2 billion at both March 31, 2015 and December 31, 2014, and the fair values of our debt were approximately $4.3 billion and $4.2 billion at March 31, 2015 and December 31, 2014, respectively. These carrying and fair values of our debt do not include the unamortized issuance costs associated with our total debt.

FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

We classify financial assets and liabilities according to the fair value hierarchy. Financial assets and liabilities classified as level 1 instruments are valued based on quoted prices in active markets for identical assets and liabilities. Level 2 instruments are valued based on quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices, such as liquidity, that are observable for the asset or liability. These instruments include derivative instruments that are valued using market quotations from independent price reporting agencies, third-party broker quotes and price curves derived from commodity exchange postings that are corroborated with market data. Level 3 instruments are valued based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. We do not have any financial assets or liabilities classified as level 3 at December 31, 2014 or December 31, 2013.

Our financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. Additionally, our financial liabilities include obligations for Renewable Identification Numbers (“RINs”) and cap and trade emission credits for the state of California (together with RINs, our “Environmental Credit Obligations”). See Note 11 for further information on our derivative instruments. Our Environmental Credit Obligations represent the estimated fair value amount at each balance sheet date for which we do not have sufficient RINs and California cap and trade credits to satisfy our obligations to the U.S. Environmental Protection Agency (“EPA”) and the state of California, respectively. RINs are assigned to biofuels produced or imported into the U.S. as required by the EPA, which sets annual quotas for the percentage of biofuels that must be blended into transportation fuels consumed in the U.S. As a producer of petroleum transportation fuels, we are required to blend biofuels into the products we produce at a rate that will meet the EPA’s quota. We must purchase RINs in the open market to satisfy the requirement if we are unable to blend at that rate. Our liability for cap and trade emission credits for the state of California represent our deficit of credits to satisfy emission reduction requirements mandated in California’s Assembly Bill 32 for each period which our carbon emissions exceed the level allowed by the regulation.

Financial assets and liabilities recognized at fair value in our consolidated balance sheets by level within the fair value hierarchy were as follows (in millions):

	December 31, 2014
	Level 1	Level 2	Level 3	Netting and Collateral (a)	Total
Assets:
Commodity Futures Contracts	$1,165	$36	$—	$(1,136)	$65
Commodity Forward Contracts	—	3	—	—	3
Total Assets	$1,165	$39	$—	$(1,136)	$68

Liabilities:
Commodity Futures Contracts	$1,011	$14	$—	$(1,024)	$1
Commodity OTC Swaps	—	1	—	—	1
Commodity Forward Contracts	—	1	—	—	1
Environmental Credit Obligations	—	20	—	—	20
Total Liabilities	$1,011	$36	$—	$(1,024)	$23

	December 31, 2013
	Level 1	Level 2	Level 3	Netting and Collateral (a)	Total
Assets:
Commodity Futures Contracts	$136	$4	$—	$(72)	$68
Total Assets	$136	$4	$—	$(72)	$68

Liabilities:
Commodity Futures Contracts	$156	$2	$—	$(137)	$21
Commodity Forward Contracts	—	1	—	—	1
Environmental Credit Obligations	—	5	—	—	5
Total Liabilities	$156	$8	$—	$(137)	$27
________________

(a)
Certain of our derivative contracts, under master netting arrangements, include both asset and liability positions. We offset both the fair value amounts and any related cash collateral amounts recognized for multiple derivative instruments executed with the same counterparty when there is a legally enforceable right and an intention to settle net or simultaneously. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. As of December 31, 2013, we had provided cash collateral amounts of $65 million related to our unrealized derivative positions.

We believe the carrying value of our other financial instruments, including cash and cash equivalents, receivables, accounts payable and certain accrued liabilities approximate fair value. Our fair value assessment incorporates a variety of considerations, including the short-term duration of the instruments (less than one percent of our receivables and payables are outstanding for greater than 90 days), and the expected future insignificance of bad debt expense, which includes an evaluation of counterparty credit risk. The borrowings under the Revolving Credit Facility, the TLLP Revolving Credit Facility and our Term Loan Credit Facility, which include variable interest rates, approximate fair value. The fair value of our fixed rate debt is based on prices from recent trade activity and is categorized in level 2 of the fair value hierarchy. The carrying values of our debt were approximately $4.2 billion and $2.8 billion at December 31, 2014 and 2013, respectively, and the fair values of our debt were approximately $4.2 billion and $2.9 billion at December 31, 2014 and 2013, respectively.

Nonrecurring Fair Value Measurements

We conducted an impairment analysis in connection with the decision to cease refining operations at our Hawaii refinery in the fourth quarter of 2012. The fair value of the refining reporting unit, which included the refinery assets and terminal and distribution assets, was estimated using the income approach through the use of discounted projected cash flows. We believed the fair value estimated for the refining reporting unit assets was representative of a market participant’s view of the assets based on the bidding process completed during 2012, with none of the definitive proposals indicating a fair value in excess of zero for these assets. As a result, we wrote down the entire book value of the refining reporting unit assets and recorded impairment charges of $248 million at December 31, 2012. These charges included $188 million for the net book value of the property, plant and equipment, $40 million representing deferred charges and $20 million associated with the additional AROs of which $14 million was subsequently derecognized in 2013.

Except as discussed in Note 2 and Note 3 related to our purchase price allocation associated with the Rockies Natural Gas Business acquisition, the Los Angeles Acquisition and TLLP’s acquisition of the Northwest Product System, no other nonrecurring asset and liability fair value measurements were performed during the years ended December 31, 2014 and 2013.